MARKETABLE SECURITIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
MARKETABLE SECURITIES
Marketable Securities, Beginning	$ 0	$ 0	$ 0
Additions	1,000,000	0	0
Share Sale	(779,179)	0	0
Loss On Share Sale	(220,821)	0	0
Marketable Securities, Ending	$ 0	$ 0	$ 0